Share-based payments (Details) - kr / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Number of option, outstanding beginning	1,287,064	1,180,392
Weighted average exercise price, beginning	kr 115.98	kr 119.73
Weighted average exercise price, granted during the year	1,228,156	388,420
Weighted average exercise price, granted during the year	kr 71.54	kr 100.54
Number of option, forfeited during the year	(41,481)	(96,591)
Weighted average exercise price, forfeited during the year	kr 197.26	kr 111.90
Number of option, exercised during the year
Weighted average exercise price, exercised during the year
Number of option, expired during the year	(556,210)	(185,157)
Weighted average exercise price, expired during the year	kr 105.13	kr 109.66
Number of option, outstanding ending	1,917,529	1,287,064
Weighted average exercise price, outstanding ending	kr 88.91	kr 115.98
Number of option, exercisable at the end of the year	1,419,355	1,153,020
Number of option, exercisable at the end of the year	kr 94.36	kr 111.43